Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(5) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income ($)	Cash Flow from Operations ($)
2022	$1,911,300	$1,781,029	$1,420,351	$1,257,108	$216.22	$11,094,212	$37,226,544
2021	$2,060,779	$2,616,280	$1,482,816	$1,848,416	$241.22	$9,142,658	$35,775,360

Company Selected Measure Name	ash flow from operations
Named Executive Officers, Footnote [Text Block]	The principal executive officer (PEO) in both 2022 and 2021 was Kumarakulasingam Suriyakumar, our Chief Executive Officer (CEO).The non-PEO named executive officers ("NEOs") consisted of Jorge Avalos, Chief Financial Officer; Dilantha Wijesuriya, President and Chief Operating Officer; and Rahul K. Roy, Chief Technology Officer.
PEO Total Compensation Amount	$ 1,911,300	$ 2,060,779
PEO Actually Paid Compensation Amount	$ 1,781,029	2,616,280
Adjustment To PEO Compensation, Footnote [Text Block]	We do not have pensions; therefore, an adjustment to the Summary Compensation Table ("SCT") totals related to pension value for any of the years reflected in this table is not needed.

Adjustments to Determine Compensation “Actually Paid” for PEO	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	$(517,500)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(240,604)	—
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$245,000	$875,000
Increase for fair value of awards granted during year that vest during year	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$(95,000)	$101,000
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$(39,667)	$97,001
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—
Total Adjustment	$(130,271)	$555,501

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(110,950)	$(414,000)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(283,798)	$(76,192)
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$390,784	$794,158
Increase for fair value of awards granted during year that vest during year	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$(109,905)	$141,372
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$(49,374)	$68,262
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(iv)	—	$(148,000)
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—
Total Adjustment	$(163,243)	$365,600
(i)Valued at the FY end.
(ii)Valued as of the end of the prior FY and as of the end of the current FY.
(iii)Valued as of the end of the prior FY and as of the vesting date.
	(iv)Valued as of the end of the prior FY. On February 13, 2020 (the "Award Date"), each of the non-PEOs were granted 100,000 restricted stock shares of our common stock under our 2014 Plan, with a vesting schedule of 33.3% on each of the first three anniversaries of the grant date ("the Award Shares"). On February 10, 2021, each of the non-PEOs agreed to voluntarily surrender the Award Shares granted to each of them on the Award Date, after the Company subsequently determined that there was an insufficient number of shares available for awards of restricted shares and restricted stock units under the 2014 Plan to validly issue the Award Shares on the Award Date.
Non-PEO NEO Average Total Compensation Amount	$ 1,420,351	1,482,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,257,108	1,848,416
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” for PEO	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	$(517,500)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(240,604)	—
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$245,000	$875,000
Increase for fair value of awards granted during year that vest during year	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$(95,000)	$101,000
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$(39,667)	$97,001
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—
Total Adjustment	$(130,271)	$555,501

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(110,950)	$(414,000)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(283,798)	$(76,192)
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$390,784	$794,158
Increase for fair value of awards granted during year that vest during year	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$(109,905)	$141,372
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$(49,374)	$68,262
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(iv)	—	$(148,000)
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—
Total Adjustment	$(163,243)	$365,600
(i)Valued at the FY end.
(ii)Valued as of the end of the prior FY and as of the end of the current FY.
(iii)Valued as of the end of the prior FY and as of the vesting date.
	(iv)Valued as of the end of the prior FY. On February 13, 2020 (the "Award Date"), each of the non-PEOs were granted 100,000 restricted stock shares of our common stock under our 2014 Plan, with a vesting schedule of 33.3% on each of the first three anniversaries of the grant date ("the Award Shares"). On February 10, 2021, each of the non-PEOs agreed to voluntarily surrender the Award Shares granted to each of them on the Award Date, after the Company subsequently determined that there was an insufficient number of shares available for awards of restricted shares and restricted stock units under the 2014 Plan to validly issue the Award Shares on the Award Date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 216.22	241.22
Net Income (Loss)	$ 11,094,212	$ 9,142,658
Company Selected Measure Amount	37,226,544	35,775,360
Additional 402(v) Disclosure [Text Block]	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” during each of the years in question.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (130,271)	$ 555,501
PEO [Member] | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(517,500)
PEO [Member] | Adjustment, Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,604)	0
PEO [Member] | Adjustment, Equity Awards Granted And Unvested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	245,000	875,000
PEO [Member] | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Equity Awards Granted And Unvested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,000)	101,000
PEO [Member] | Adjustment, Equity Awards Granted And Vested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,667)	97,001
PEO [Member] | Adjustment, Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,243)	365,600
Non-PEO NEO [Member] | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,950)	(414,000)
Non-PEO NEO [Member] | Adjustment, Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,798)	(76,192)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted And Unvested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,784	794,158
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted And Unvested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,905)	141,372
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted And Vested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,374)	68,262
Non-PEO NEO [Member] | Adjustment, Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(148,000)
Non-PEO NEO [Member] | Adjustment, Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0